Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2021		$ 10	$ 598,980	$ 412,005		$ 1,010,995
Balance, shares at Jun. 30, 2021 | shares	[1]	20,000,000
Dividends declared to the former shareholders				(200,000)		(200,000)
Net income loss				513,334		513,334
Balance at Jun. 30, 2022		$ 10	598,980	725,339		1,324,329
Balance, shares at Jun. 30, 2022 | shares	[1]	20,000,000
Dividends declared to the former shareholders				(870,000)		(870,000)
Net income loss				(441,745)		(441,745)
Balance at Jun. 30, 2023		$ 10	598,980	(586,406)		12,584
Balance, shares at Jun. 30, 2023 | shares	[1]	20,000,000
Net income loss				(1,466,690)	$ (1,082,268)	(1,466,690)
Balance at Jun. 30, 2024		$ 10	$ 598,980	$ (2,053,096)		$ (1,454,106)
Balance, shares at Jun. 30, 2024 | shares	[1]	20,000,000

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.